Financial Instruments (Detail Textuals 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 74,870	$ 120,676	$ 197,519	$ 344,891
Aggregate short-term banking borrowings and debt	43,733	116,813
Trade receivables due from customer, net of allowance	34,259	135,962	$ 92,595
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 75,064
Large exposure customers | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables due from customer, net of allowance		$ 100,008
European banking group
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of concentration risk	10.00%
Cash and cash equivalents	$ 2,412
Aggregate notional amount of derivative contract	$ 14,766